BUSINESS ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2017
BUSINESS ACQUISITION
Schedule of purchase price allocation at date of acquisition
		Depreciation period
Leasehold improvement	601	Shorter of lease term or estimated economic life
Goodwill	430

Total	1,031